UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627
Name of Registrant: Vanguard Convertible Securities Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2018
Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments (unaudited)
As of February 28, 2018

				Face	Market
		Maturity		Amount	Value
	Coupon	Date Currency		(000)	($000)
Convertible Bonds (85.1%)
Consumer Discretionary (12.0%)
Caesars Entertainment Corp. Cvt.	5.000%	10/1/24	USD	2,230	4,340
1 China Lodging Group Ltd. Cvt.	0.375%	11/1/22	USD	6,626	7,384
Cie Generale des Etablissements Michelin
Cvt.	0.000%	1/10/22	USD	5,200	5,577
Ctrip.com International Ltd. Cvt.	1.000%	7/1/20	USD	3,779	4,040
Ctrip.com International Ltd. Cvt.	1.250%	9/15/22	USD	3,508	3,636
CyberAgent Inc. Cvt.	0.000%	2/19/25	JPY	290,000	2,921
Harvest International Co. Cvt.	0.000%	11/21/22	HKD	44,000	5,995
KB Home Cvt.	1.375%	2/1/19	USD	4,860	5,424
1 Liberty Interactive LLC Cvt.	1.750%	9/30/46	USD	5,195	5,982
1 Liberty Media Corp.-Liberty Formula One Cvt.	1.000%	1/30/23	USD	3,570	3,873
Live Nation Entertainment Inc. Cvt.	2.500%	5/15/19	USD	7,124	9,523
LVMH Moet Hennessy Louis Vuitton SE Cvt.	0.000%	2/16/21	USD	24	7,434
1 Marriott Vacations Worldwide Corp. Cvt.	1.500%	9/15/22	USD	6,625	7,418
NHK Spring Co. Ltd. Cvt.	0.000%	9/20/19	USD	3,450	3,640
Priceline Group Inc. Cvt.	0.900%	9/15/21	USD	10,203	12,620
ResortTrust Inc. Cvt.	0.000%	12/1/21	JPY	320,000	3,126
1 Restoration Hardware Holdings Inc. Cvt.	0.000%	7/15/20	USD	6,450	6,196
SEB SA Regs Cvt.	0.000%	11/17/21	EUR	20	5,010
Sony Corp. Cvt.	0.000%	9/30/22	JPY	834,000	10,015
Takashimaya Co. Ltd. Cvt.	0.000%	12/11/20	JPY	190,000	1,871
Tesla Inc. Cvt.	1.250%	3/1/21	USD	9,795	11,142
Valeo SA Cvt.	0.000%	6/16/21	USD	4,800	5,035
Vipshop Holdings Ltd. Cvt.	1.500%	3/15/19	USD	3,470	3,812
1 Wayfair Inc. Cvt.	0.375%	9/1/22	USD	2,205	2,232
1 World Wrestling Entertainment Inc. Cvt.	3.375%	12/15/23	USD	3,596	5,829
					144,075
Consumer Staples (2.2%)
Co Economica Delta SA Cvt.	1.000%	12/1/23	EUR	1,100	1,351
Herbalife Ltd. Cvt.	2.000%	8/15/19	USD	16,474	19,157
Marine Harvest ASA Cvt.	0.125%	11/5/20	EUR	800	1,203
Vector Group Ltd. Cvt.	1.750%	4/15/20	USD	4,090	4,456
					26,167
Energy (4.7%)
BP Capital Markets plc Cvt.	1.000%	4/28/23	GBP	2,000	3,211
Bristow Group Inc. Cvt.	4.500%	6/1/23	USD	2,684	3,219
Cheniere Energy Inc. Cvt.	4.250%	3/15/45	USD	7,528	5,797
Golar LNG Ltd. Cvt.	2.750%	2/15/22	USD	12,872	13,097
Green Plains Inc. Cvt.	4.125%	9/1/22	USD	2,675	2,654
Kunlun Energy Co. Ltd. Cvt.	1.625%	7/25/19	CNY	16,000	2,722
1 Oil States International Inc. Cvt.	1.500%	2/15/23	USD	5,510	5,280
PDC Energy Inc. Cvt.	1.125%	9/15/21	USD	7,100	7,151
RAG-Stiftung Cvt.	0.000%	3/16/23	EUR	4,200	5,406
1 Teekay Corp. Cvt.	5.000%	1/15/23	USD	2,010	1,918
Total SA Cvt.	0.500%	12/2/22	USD	5,000	5,259
					55,714

Financials (7.9%)
Apollo Commercial Real Estate Finance Inc.
Cvt.	4.750%	8/23/22	USD	6,455	6,455
Archer Obligations SA Cvt.	0.000%	3/31/23	EUR	5,600	7,587
Blackstone Mortgage Trust Inc. Cvt.	4.375%	5/5/22	USD	4,440	4,352
Cindai Capital Ltd. Cvt.	0.000%	2/8/23	USD	1,700	1,743
Encore Capital Group Inc. Cvt.	3.000%	7/1/20	USD	6,164	6,879
1 Extra Space Storage LP Cvt.	3.125%	10/1/35	USD	8,409	9,175
1 EZCORP Inc. Cvt.	2.875%	7/1/24	USD	2,584	3,784
Haitong International Securities Group Ltd.
Cvt.	0.000%	10/25/21	HKD	16,000	2,088
2 JPMorgan Chase Bank NA Cvt.	0.000%	1/30/20	HKD	38,000	5,113
JPMorgan Chase Bank NA Cvt.	0.000%	1/11/21	USD	1,800	1,784
JPMorgan Chase Financial Co. LLC Cvt.	0.250%	5/1/23	USD	4,400	4,559
Magyar Nemzeti Vagyonkezelo Zrt Cvt.	3.375%	4/2/19	EUR	4,600	6,054
Orpar SA Cvt.	0.000%	6/20/24	EUR	3,200	3,944
1 PRA Group Inc. Cvt.	3.500%	6/1/23	USD	10,685	11,516
Shizuoka Bank Ltd. Cvt.	1.245%	1/25/23	USD	3,400	3,621
Starwood Property Trust Inc. Cvt.	4.000%	1/15/19	USD	10,745	11,356
2 Wells Fargo & Co.	0.000%	11/25/20	USD	3,885	3,953
					93,963
Health Care (12.2%)
Alder Biopharmaceuticals Inc. Cvt.	2.500%	2/1/25	USD	2,835	2,720
Allscripts Healthcare Solutions Inc. Cvt.	1.250%	7/1/20	USD	10,350	10,806
ANI Pharmaceuticals Inc. Cvt.	3.000%	12/1/19	USD	3,470	3,956
1 Array BioPharma Inc. Cvt.	2.625%	12/1/24	USD	3,785	5,236
BioMarin Pharmaceutical Inc. Cvt.	0.750%	10/15/18	USD	3,580	3,663
BioMarin Pharmaceutical Inc. Cvt.	1.500%	10/15/20	USD	4,700	5,193
1 Dermira Inc. Cvt.	3.000%	5/15/22	USD	5,485	5,971
Exact Sciences Corp. Cvt.	1.000%	1/15/25	USD	3,845	3,487
1 Flexion Therapeutics Inc. Cvt.	3.375%	5/1/24	USD	2,465	2,973
GN Store Nord A/S Cvt.	0.000%	5/31/22	EUR	3,300	4,298
Illumina Inc. Cvt.	0.000%	6/15/19	USD	12,990	14,179
Innoviva Inc. Cvt.	2.125%	1/15/23	USD	6,475	6,686
Insmed Inc. Cvt.	1.750%	1/15/25	USD	1,470	1,355
Insulet Corp. Cvt.	1.250%	9/15/21	USD	1,482	2,049
1 Insulet Corp. Cvt.	1.375%	11/15/24	USD	4,525	4,747
Ionis Pharmaceuticals Inc. Cvt.	1.000%	11/15/21	USD	4,950	5,283
Jazz Investments I Ltd. Cvt.	1.875%	8/15/21	USD	4,455	4,563
1 Jazz Investments I Ltd. Cvt.	1.500%	8/15/24	USD	5,930	5,634
Korian SA Cvt.	2.500%	1/1/66	EUR	57	2,889
Medicines Co. Cvt.	2.750%	7/15/23	USD	3,575	3,338
Medipal Holdings Corp. Cvt.	0.000%	10/7/22	JPY	130,000	1,348
1 Neurocrine Biosciences Inc. Cvt.	2.250%	5/15/24	USD	6,005	7,962
Nevro Corp. Cvt.	1.750%	6/1/21	USD	7,230	8,049
QIAGEN NV Cvt.	0.500%	9/13/23	USD	5,200	5,419
Quidel Corp. Cvt.	3.250%	12/15/20	USD	1,056	1,597
Radius Health Inc. Cvt.	3.000%	9/1/24	USD	8,840	9,152
1 Sarepta Therapeutics Inc. Cvt.	1.500%	11/15/24	USD	5,350	6,001
1 Teladoc Inc. Cvt.	3.000%	12/15/22	USD	6,780	8,036
					146,590
Industrials (12.8%)
1 Air Transport Services Group Inc. Cvt.	1.125%	10/15/24	USD	7,765	8,385
Airbus Group SE Cvt.	0.000%	6/14/21	EUR	4,000	5,740
Airbus SE Cvt.	0.000%	7/1/22	EUR	5,000	7,482
ANA Holdings Inc. Cvt.	0.000%	9/19/24	JPY	690,000	6,815

	Atlas Air Worldwide Holdings Inc. Cvt.	2.250%	6/1/22	USD	545	620
1	Chart Industries Inc. Cvt.	1.000%	11/15/24	USD	6,455	7,278
	China Railway Construction Corp. Ltd. Cvt.	0.000%	1/29/21	USD	3,500	3,679
	CRRC Corp. Ltd. Cvt.	0.000%	2/5/21	USD	7,500	7,815
	DP World Ltd. Cvt.	1.750%	6/19/24	USD	10,000	10,613
	Dycom Industries Inc. Cvt.	0.750%	9/15/21	USD	4,817	6,157
	Elis SA Cvt.	0.000%	10/6/23	EUR	3,185	4,028
	Greenbrier Cos. Inc. Cvt.	2.875%	2/1/24	USD	8,033	9,300
	Johnson Electric Holdings Ltd. Cvt.	1.000%	4/2/21	USD	3,000	3,349
1	Kaman Corp. Cvt.	3.250%	5/1/24	USD	8,150	9,185
	Larsen & Toubro Ltd. Cvt.	0.675%	10/22/19	USD	3,677	3,841
	LIXIL Group Corp. Cvt.	0.000%	3/4/22	JPY	720,000	6,861
	Macquarie Infrastructure Corp. Cvt.	2.875%	7/15/19	USD	1,525	1,512
1	Meritor Inc. Cvt.	3.250%	10/15/37	USD	8,545	9,080
	Minebea Mitsumi Inc. Cvt.	0.000%	8/3/22	JPY	290,000	3,635
	Mirait Holdings Corp. Cvt.	0.000%	12/30/21	JPY	310,000	3,730
	Nagoya Railroad Co. Ltd. Cvt.	0.000%	12/11/24	JPY	540,000	5,491
	Navistar International Corp. Cvt.	4.750%	4/15/19	USD	4,045	4,192
1	Patrick Industries Inc. Cvt.	1.000%	2/1/23	USD	3,940	3,897
	Safran SA Cvt.	0.000%	12/31/20	EUR	41	5,198
	Shanghai Port Group BVI Holding Co. Ltd.
	Cvt.	0.000%	8/9/22	USD	1,878	1,944
	Shimizu Corp. Cvt.	0.000%	10/16/20	JPY	470,000	4,625
1	Team Inc. Cvt.	5.000%	8/1/23	USD	3,300	3,548
	Vinci SA Cvt.	0.375%	2/16/22	USD	4,800	5,316
						153,316
Information Technology (24.9%)
	Akamai Technologies Inc. Cvt.	0.000%	2/15/19	USD	13,518	13,602
	CalAmp Corp. Cvt.	1.625%	5/15/20	USD	5,595	6,020
1	Carbonite Inc. Cvt.	2.500%	4/1/22	USD	3,250	4,191
	Citrix Systems Inc. Cvt.	0.500%	4/15/19	USD	10,403	13,830
	Cornerstone OnDemand Inc. Cvt.	1.500%	7/1/18	USD	7,155	7,130
1	Coupa Software Inc. Cvt.	0.375%	1/15/23	USD	7,505	8,882
	CSG Systems International Inc. Cvt.	4.250%	3/15/36	USD	7,164	7,968
	Cypress Semiconductor Corp. Cvt.	4.500%	1/15/22	USD	1,411	2,027
	Envestnet Inc. Cvt.	1.750%	12/15/19	USD	7,502	8,109
	Finisar Corp. Cvt.	0.500%	12/15/33	USD	3,575	3,553
1	HubSpot Inc. Cvt.	0.250%	6/1/22	USD	6,341	8,298
1	IAC FinanceCo Inc. Cvt.	0.875%	10/1/22	USD	11,745	13,629
	Indra Sistemas SA Cvt.	1.250%	10/7/23	EUR	2,900	3,781
	Integrated Device Technology Inc. Cvt.	0.875%	11/15/22	USD	7,356	8,281
	InterDigital Inc. Cvt.	1.500%	3/1/20	USD	6,470	7,378
1	Microchip Technology Inc. Cvt.	1.625%	2/15/27	USD	4,735	5,563
	Micron Technology Inc. Cvt.	3.000%	11/15/43	USD	3,350	5,659
	Nice Systems Inc. Cvt.	1.250%	1/15/24	USD	6,428	8,122
1	Nuance Communications Inc. Cvt.	1.250%	4/1/25	USD	2,375	2,391
	Nuance Communications Inc. Cvt.	1.500%	11/1/35	USD	7,960	8,162
1,3	Nutanix Inc. Cvt.	0.000%	1/15/23	USD	5,420	5,571
1	Okta Inc. Cvt.	0.250%	2/15/23	USD	4,260	4,449
	ON Semiconductor Corp. Cvt.	1.000%	12/1/20	USD	7,685	10,750
	Palo Alto Networks Inc. Cvt.	0.000%	7/1/19	USD	5,465	8,652
	Proofpoint Inc. Cvt.	0.750%	6/15/20	USD	2,937	4,104
1	Q2 Holdings Inc. Cvt.	0.750%	2/15/23	USD	3,225	3,281
1	Quotient Technology Inc. Cvt.	1.750%	12/1/22	USD	1,324	1,373
1	RealPage Inc. Cvt.	1.500%	11/15/22	USD	6,965	9,505
1	ServiceNow Inc. Cvt.	0.000%	6/1/22	USD	9,870	12,783
1	Silicon Laboratories Inc. Cvt.	1.375%	3/1/22	USD	7,830	9,306

STMicroelectronics NV Cvt.	0.250%	7/3/24	USD	5,400	6,905
1 Synaptics Inc. Cvt.	0.500%	6/15/22	USD	3,575	3,435
Teradyne Inc. Cvt.	1.250%	12/15/23	USD	1,077	1,635
Twitter Inc. Cvt.	0.250%	9/15/19	USD	3,150	3,039
Twitter Inc. Cvt.	1.000%	9/15/21	USD	1,785	1,693
Ubisoft Entertainment SA Cvt.	0.000%	9/27/21	EUR	45	4,347
Verint Systems Inc. Cvt.	1.500%	6/1/21	USD	6,580	6,336
1 Weibo Corp. Cvt.	1.250%	11/15/22	USD	8,646	10,511
1 Western Digital Corp. Cvt.	1.500%	2/1/24	USD	5,275	5,461
1 Workday Inc. Cvt.	0.250%	10/1/22	USD	15,910	17,209
Yahoo! Inc. Cvt.	0.000%	12/1/18	USD	6,783	9,694
Yandex NV Cvt.	1.125%	12/15/18	USD	2,460	2,517
Zillow Group Inc. Cvt.	2.000%	12/1/21	USD	7,450	8,658
					297,790
Materials (3.2%)
Abigrove Ltd. Cvt.	0.000%	2/16/22	USD	6,000	6,438
BASF SE Cvt.	0.925%	3/9/23	USD	3,500	3,495
Cleveland-Cliffs Inc. Cvt.	1.500%	1/15/25	USD	1,680	1,828
Kansai Paint Co. Ltd. Cvt.	0.000%	6/17/22	JPY	760,000	7,648
Mitsubishi Chemical Holdings Corp. Cvt.	0.000%	3/29/24	JPY	780,000	8,051
RTI International Metals Inc. Cvt.	1.625%	10/15/19	USD	6,260	6,715
Toray Industries Inc. Cvt.	0.000%	8/30/19	JPY	400,000	4,630
					38,805
Real Estate (2.9%)
ADLER Real Estate AG Cvt.	2.500%	7/19/21	EUR	178	3,401
Aroundtown SA Cvt.	1.500%	1/18/21	EUR	3,600	5,405
CapitaLand Ltd. Cvt.	1.950%	10/17/23	SGD	5,000	3,840
Colony Starwood Homes Cvt.	3.500%	1/15/22	USD	4,925	5,431
Consus Real Estate AG Cvt.	4.000%	11/29/22	EUR	6,000	6,808
Nexity SA Cvt.	0.000%	1/1/23	EUR	7,182	9,498
					34,383
Telecommunication Services (0.5%)
Telenor East Holding II AS Cvt.	0.250%	9/20/19	USD	6,200	6,125

Utilities (1.8%)
China Yangtze Power International BVI 1 Ltd.
Cvt.	0.000%	11/9/21	USD	6,548	7,678
Kyushu Electric Power Co. Inc. Cvt.	0.000%	3/31/22	JPY	590,000	5,661
Northland Power Inc. Cvt.	5.000%	6/30/19	CAD	1,333	1,080
Northland Power Inc. Cvt.	4.750%	6/30/20	CAD	3,633	3,001
1 NRG Yield Inc. Cvt.	3.250%	6/1/20	USD	4,448	4,424
					21,844
Total Convertible Bonds (Cost $951,757)					1,018,772
				Shares
Convertible Preferred Stocks (7.2%)
Consumer Staples (0.1%)
Bunge Ltd. Pfd.	4.875%	Perpetual		14,300	1,562

Energy (0.8%)
Hess Corp. Pfd.	8.000%	2/1/19		62,500	3,426
Kinder Morgan Inc. Pfd.	9.750%	10/26/18		87,450	2,908
WPX Energy Inc. Pfd.	6.250%	7/31/18		52,300	3,201
					9,535

Financials (0.9%)
Wells Fargo & Co. Pfd.	7.500%	Perpetual	8,110	10,332

Health Care (2.0%)
Anthem Inc. Pfd.	5.250%	5/1/18	204,880	11,836
Becton Dickinson and Co. Pfd.	6.125%	5/1/20	203,060	11,911
				23,747
Industrials (1.0%)
Rexnord Corp. Pfd.	5.750%	11/15/19	75,996	4,765
Stanley Black & Decker Inc. Pfd.	5.375%	5/15/20	61,498	7,215
				11,980
Information Technology (0.2%)
Belden Inc. Pfd.	6.750%	7/15/19	21,878	2,158

Real Estate (0.9%)
Crown Castle International Corp. Pfd.	6.875%	8/1/20	10,423	11,530

Utilities (1.3%)
Dynegy Inc. Pfd.	7.000%	7/1/19	83,450	6,822
NextEra Energy Inc. Pfd.	6.123%	9/1/19	139,170	7,682
NextEra Energy Inc. Pfd.	6.371%	8/23/18	14,500	981
				15,485
Total Convertible Preferred Stocks (Cost $79,985)				86,329
Temporary Cash Investment (7.5%)
Money Market Fund (7.5%)
4 Vanguard Market Liquidity Fund (Cost $90,129)	1.601%		901,322	90,123
Total Investments (99.8%) (Cost $1,121,871)				1,195,224
Other Assets and Liabilities-Net (0.2%)5				2,193
Net Assets (100%)				1,197,417

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $288,782,000, representing 24.1% of net assets.
2 Security value determined using significant unobservable inputs.
3 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February
28, 2018, the value of these securities was $5,571,000, representing 0.5% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Cash of $2,370,000 has been segregated as collateral for open forward currency contracts.
CAD—Canadian dollar.
CNY—Chinese yuan.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.

Convertible Securities Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	4/18/18	JPY	2,923,200	USD	27,229	265
UBS AG	4/18/18	EUR	17,895	USD	22,095	(178)
UBS AG	4/18/18	HKD	82,708	USD	10,592	(9)
UBS AG	4/18/18	JPY	326,900	USD	3,087	(13)
UBS AG	4/18/18	CAD	3,371	USD	2,672	(43)
UBS AG	4/18/18	GBP	158	USD	222	(4)
UBS AG	4/18/18	SGD	93	USD	71	—
UBS AG	4/18/18	USD	117,929	EUR	95,718	704
UBS AG	4/18/18	USD	100,820	JPY	11,094,885	(3,536)
UBS AG	4/18/18	USD	23,807	HKD	185,856	25
UBS AG	4/18/18	USD	6,988	CAD	8,675	221
UBS AG	4/18/18	USD	3,969	SGD	5,240	10
UBS AG	4/18/18	USD	3,428	GBP	2,480	5
UBS AG	4/18/18	USD	2,657	CNH	16,930	(11)
UBS AG	4/18/18	USD	1,737	JPY	183,700	9
						(2,555)
CAD—Canadian dollar.
CNH—Chinese yuan-offshore.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts, except for Hong Kong dollar and Singapore dollar currency contracts, is treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Hong Kong dollar and Singapore dollar forward currency contracts is generally treated the same for financial reporting and tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid

Convertible Securities Fund

prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Convertible Securities Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of February 28, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,009,706	9,066
Convertible Preferred Stocks	—	86,329	—
Temporary Cash Investments	90,123	—	—
Forward Currency Contracts—Assets	—	1,239	—
Forward Currency Contracts—Liabilities	—	(3,794)	—
Total	90,123	1,093,480	9,066

E. At February 28, 2018, the cost of investment securities for tax purposes was $1,121,871,000. Net unrealized appreciation of investment securities for tax purposes was $73,353,000, consisting of unrealized gains of $84,726,000 on securities that had risen in value since their purchase and $11,373,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.